Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 18,130	$ 98,250
Trade accounts receivable, net	6,468	3,298
Other receivables	931	943
Inventories	7,138	1,729
Voyages in progress	824	0
Prepaid expenses and accrued income	886	521
Total current assets	34,377	104,741
Long term assets
Restricted cash	15,000	15,000
Vessels, net	527,898	262,747
Newbuildings beginning balance	99,047	26,706
Deferred charges	3,946	664
Total assets	680,268	409,858
Current liabilities
Current portion of long-term debt	2,604	0
Trade accounts payable	1,773	1,430
Accrued expenses	7,981	2,364
Deferred charter revenue	2,500	3,623
Total current liabilities	14,858	7,417
Long-term liabilities
Long-term debt	122,396	95,000
Total liabilities	137,254	102,417
Commitments and contingencies
Equity
Share capital (49,121,550 shares outstanding, par value $0.01 (2013: 30,472,061))	491	305
Additional paid in capital	417,079	183,535
Contributed capital surplus	125,444	131,520
Retained deficit	0	(7,919)
Total equity	543,014	307,441
Total liabilities and equity	$ 680,268	$ 409,858